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                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549

                                                   FORM 24F-2
                                        Annual Notice of Securities Sold
                                             Pursuant to Rule 24f-2
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 1.     Name and address of issuer:
                 Bridgeway Fund, Inc.
                 5650 Kirby Drive, Suite 141
                 Houston, TX  77005-2443

 2.     Name of each series or class of funds
        for which this notice is filed.  If the
        Form is being filed for all series and
        classes of securities of the issuer,
        check the box but do not list series
        or classes):                                                     [ X ]

 3.     Investment Company Act File Number:                              811-8200
        Securities Act File Number:                                      33-72416

 4(a).  Last day of fiscal year for which this
        form is filed:                                                   June 30, 1998

 4(b).  [  ]     Check box if this notice is being filed
                 late (i.e., more than 90 calendar days
                 after the end of the issuer's fiscal
                 year).  (See Instruction A.2)

 4(c).  [  ]     Check box if this is the last time the
                 issuer will be filing this form.

 5.     Calculation of registration fee:
        (i)      Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                                                                  37,924,925
                                                                                                   -----------
        (ii)     Aggregate price of securities
                 redeemed or repurchased during the
                 fiscal year:                                                     9,298,825
                                                                                -----------
        (iii)    Aggregate price of securites redeemed
                 or repurchased during any prior fiscal
                 year ending no earlier than
                 October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:                                          0
                                                                                -----------
        (iv)     Total available redemption credits
                 [add Items 5(ii) and 5(iii):                                                        9,298,825
                                                                                                   -----------
        (v)      Net sales - if Item 5(I) is greater than
                 Item 5(iv) [subtract Item 5(iv)
                 from Item 5(I)]:                                                                   28,626,100
                                                                                                   -----------
        (vi)     Redemption credits available for use
                 in future years -- if Item 5(I) is less
                 than Item 5(iv) [subtract Item
                 5(iv) from Item 5(I)]:                                                   0
                                                                                -----------
        (vii)    Multiplier for determining registration
                 fee (See Instruction C.9):                                                             1/3300

        (viii)   Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee is due):                                           8,675
                                                                                                    ==========
 6.     Prepaid Shares

        If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2, then report the amount of securities deducted here: none.
        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: none.

 7.     Interest due -- if this Form is being filed more
        than 90 days after the end of the issuer's
        fiscal year(see Instruction D):                                                                      0
                                                                                                   -----------
 8.     Total of the amount of the registration fee
        due plus any interest due [line 5(viii) plus
        line 7]:                                                                                         8,675
                                                                                                    ==========
 9.     Date the registration fee and any interest
        payment was sent to the Commission's
        lockbox depository:

        Method of Delivery:
                 [ X ]  Wire Transfer
                 [  ]  Mail or other means
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        SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)
                 John N R Montgomery

 Date            Septermber 15, 1998